Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposits, by Type [Abstract]
Checking Accounts	$ 260,135,924	$ 219,515,207
Money Market Accounts	230,693,518	261,136,008
Savings Accounts	51,124,806	48,391,799
Total	541,954,248	529,043,014
Certificate Accounts	229,453,234	238,453,693
Total Deposits	$ 771,407,482	$ 767,496,707
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.11%	0.09%
Money Market Accounts, Weighted Rate	0.72%	0.65%
Statement Savings Accounts, Weighted Rate	0.16%	0.14%
Total, Weighted Rate	0.36%	0.31%
Certificate Accounts, Weighted Rate	1.71%	1.37%
Total Deposit, Weighted Rate	0.76%	0.64%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 34,600,000	$ 33,100,000
Weighted Average Rate Domestic Deposit, Brokered	1.87%	1.86%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 2,000,000
Time Deposits, $100,000 or More	144,200,000	$ 151,500,000
Overdrafts reclassified to loans	$ 141,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 122,164,536	$ 120,011,938
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 78,689,591	47,586,859
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 28,599,107
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 70,854,896